Interests in subsidiaries	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Interests in subsidiaries	32 Interests in subsidiaries
Subsidiaries with material non-controlling interests
Non-controlling interests principally arise from the Group’s listed investment in Bangladesh (British American Tobacco Bangladesh
Company Limited) where the Group held 72.91% in 2024, 2023 and 2022. Summarised financial information for Bangladesh is shown below as required by IFRS 12 Disclosure of interest in other entities. No adjustments have been made to the information below for the elimination of intercompany transactions and balances with the rest of the Group.

Summarised financial information	2024 £m	2023 £m	2022 £m
Revenue	673	680	732
Profit for the year	118	133	153
– Attributable to non-controlling interests	32	36	41
Total comprehensive income	94	91	132
– Attributable to non-controlling interests	25	25	36
Dividends paid and other appropriations made to non-controlling interests	(25)	(11)	(32)
Summary net assets:
Non-current assets	281	299	322
Current assets	432	437	253
Non-current liabilities	73	71	78
Current liabilities	257	284	166
Total equity at the end of the year	383	381	331
– Attributable to non-controlling interests	104	103	90
Net cash generated from operating activities	142	167	164
Net cash generated/(used) in investing activities	7	(51)	(46)
Net cash used in financing activities	(76)	(41)	(147)
Differences on exchange	(4)	1	4
Increase/(decrease) in net cash and cash equivalents	69	76	(25)
Net cash and cash equivalents at 1 January	52	(24)	1
Net cash and cash equivalents at 31 December	121	52	(24)
Subsidiaries subject to restrictions:
As a result of the Group’s Canadian subsidiary, Imperial Tobacco Canada (ITCAN), entering CCAA protection, the assets of ITCAN are subject to restrictions. For further information refer to note 24 and 31. The table below summarises the assets and liabilities of ITCAN:

Summarised financial information	2024 £m	2023 £m
Non-current assets	3,946	2,471
Current assets	2,904	2,621
Non-current liabilities	(3,814)	(103)
Current liabilities	(2,811)	(494)
	225	4,495
Under the terms of CCAA, the court has appointed FTI Consulting Canada Inc. to act as a monitor. This monitor has no operational input and is not involved in the management of the business. The Group considers that ITCAN continues to meet the requirements of IFRS 10
Consolidated Financial Statements, and, until such requirements are not met, the Group will continue to consolidate the results of ITCAN.
Whilst the Group continues to control the operations of its Canadian subsidiary, there are restrictions over the ability to access or use certain assets including the ability to remit dividends. Included in non-current assets for 2024 and 2023 is goodwill of £2.2 billion subject to impairment reviews (note 12) and deferred tax assets of £1.7 billion. Included in non-current liabilities is the Proposed Plans provision of
£3,747 million recognised in 2024 and explained in note 24. Included in current liabilities is the Proposed Plans provision of £2,456 million and trade and other payables of £341 million (2023: £333 million), the majority of which are amounts payable in respect of duties and excise and accrued charges. A breakdown of current assets has been provided below.

	2024 £m	2023 £m
Cash and cash equivalents*	2,249	2,042
Inventory	120	103
Investments held at fair value	437	446
Other	98	30
	2,904	2,621
Note:
*Cash and cash equivalents above include £2,072 million (2023: £1,904 million) of restricted cash and cash equivalents. The Group defines restricted cash and cash equivalents as where there are significant restrictions on its ability to access or use the assets and settle the liabilities of the Group, but excludes cash and cash equivalents where there are also outstanding local currency borrowings or where there is an outstanding excise liability. In addition, dividends payable would also be excluded from restricted cash and cash equivalents if the dividend has been approved by the necessary regulatory channels.
Refer to note 31 for information on the Québec Class Actions.